MERIDIAN FUND, INC.
                                                                  March 31, 2005

To Our Shareholders:

Stocks experienced a difficult first quarter with the major indices declining. The primary concern being the impact higher energy prices will have on economic growth, inflation and interest rates. The S&P 500 dropped 2.6%, the NASDAQ 8.1% and the Russell 2000 5.6% as technology and smaller capitalization stocks were hit hardest. The best performing sectors were led by energy and related stocks, followed by health care providers and marine transportation. Consumer electronics, automobiles and mortgage finance companies headed the worst performing groups. Bond prices declined in the quarter, reflecting concern over increasing inflationary pressures. The rate on the ten-year bond increased to 4.49% from 4.22% at year end.

Gross Domestic Product grew a solid 3.8% during the fourth quarter of 2004. Housing starts remain strong, the manufacturing sector continues to expand, corporate profits are higher and employment is growing. Interest rates and the rate of inflation, while moving up somewhat, are still not a problem. The economy remains in good shape but there are concerns. The federal and trade deficits are at record levels. The main economic fear, however, is the sharp increase in the price of energy. The price of oil is up approximately 28% during the March quarter and up 47% from a year ago. Further increases, undoubtedly, will slow economic growth and pressure corporate profits. It is important to remember, however, that energy is a commodity. Higher prices, sooner or later, will reduce demand, increase supply and lower prices. We expect continued economic growth in 2005; the level will depend, to a large extent, on the price of oil.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN GROWTH FUND(R)

The Meridian Growth Fund's net asset value per share at March 31, 2005 was $35.32. This represents a decrease of 5.2% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,432.9% and 14.1%, respectively. The Fund's assets at the close of the quarter were invested 5.5% in cash and cash equivalents and 94.5% in stocks. Total net assets were $1,640,263,105 and there were 75,113 shareholders. Meridian Growth Fund was included in Money Magazine's fifty best funds on the market today.

Our investment strategy remains unchanged. We continue to own and research small and mid-cap growth stocks. We search for companies that have the products, market position, financial strength and management team to grow over the next several years, yet are priced at reasonable valuations. We believe this is the best long-term approach to investing. Our portfolio is balanced with the heaviest areas of concentration in technology, health care and retail.

We purchased shares in Bed Bath and Beyond, DENTSPLY International, Mohawk Industries, PETsMART and Zale Corp. during the quarter. Sales included Autodesk, Herman Miller, KEMET, Renal Care Group, Tellabs and Tuesday Morning.

PETsMART, a recent purchase, is the leading retailer of pet products and services. The company operates approximately 700 large (23,000 average sq ft) stores and has the industry's most popular e-commerce site. Stores are typically located in or near regional malls and offer more than 12,000 distinct items at every day low prices. Services include pet training and grooming, with more to follow. This format effectively competes with supermarkets, warehouse clubs and mass merchandisers. Management has recently improved distribution capabilities and information systems in order to support expected growth of 15% for the next several years. The stock sells at a reasonable valuation, in our opinion, considering PETsMART's strong balance sheet, excellent financial characteristics and growth prospects.

MERIDIAN VALUE FUND(R)

The Meridian Value Fund's net asset value per share at March 31, 2005 was $37.42. This represents a decrease of 1.8% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 519.4% and 20.6%, respectively. The comparable period returns for the S&P 500 with dividends were 169.0% and 10.7%, respectively. The Fund's assets at the close of the quarter were invested 5.8% in cash and cash equivalents and 94.2% in stocks. Total net assets were $2,304,966,947 and there were 108,029 shareholders. Meridian Value Fund was included in Money Magazine's fifty best funds on the market today. Also, Lipper recently rated the Meridian Value Fund as the fifth best performing stock fund for the ten-year period ending March 31, 2005, a significant achievement.

There have been no major changes in our portfolio and our investment strategy is unchanged. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. Fewer companies have met these criteria in recent years due to the strong rebound in corporate profits that began in 2003 but we believe that as conditions normalize there will be more supply of potential investments for the fund. We believe that over the long term this strategy will continue to outperform. In our opinion the portfolio is reasonably valued and diversified. We continue to invest in companies of all market capitalizations and our largest areas of concentration are consumer products, energy and industrial products.

New positions during the quarter include AmerisourceBergen, Coca-Cola Enterprises, Endo Pharmaceuticals Holdings, Foundry Networks, Linens 'n Things, Nokia Oyj, Powerwave

Technologies, Ross Stores, Taro Pharmaceutical Industries, Tetra Tech, Thoratec and Western Digital. We sold our shares in ADVO, Agrium, Eastman Chemical, Hearst-Argyle Television, Interpublic Group of Companies, May Department Stores, Royal Caribbean Cruises, Sony, TOO and Whirlpool.

Valassis Communications, a recent investment for the fund, is a leader in the direct marketing industry. Earnings at the company suffered in 2003 and 2004 due to a price war in its core newspaper insert business. Trends in that business look to be improving gradually while earnings growth is driven by strong performance in the company's newer targeted marketing services. With continued growth of these services and improvement in the newspaper insert business, earnings potential should exceed $2.90 in 3 to 5 years. We believe the stock is reasonably valued at less than 12.5 times normalized earnings, generates strong free cash flow and has a solid balance sheet.

MERIDIAN EQUITY INCOME FUND(SM)

The Meridian Equity Income Fund's net asset value per share at March 31, 2005 was $10.09. This represents an increase of 0.9% since inception, January 31, 2005 to date. The Fund's assets at the close of the quarter were invested 4.7% in cash and cash equivalents and 95.3% in stocks. Total net assets were $5,428,942 and there were 157 shareholders.

The Meridian Equity Income Fund invests in companies that pay dividends, have good balance sheets and, in our opinion, have the ability to grow earnings and increase future dividends. We currently own thirty stocks covering eighteen industry groups, with no more than three companies in any one sector. There are no market capitalization restrictions, but we have excluded investing in utilities and real estate investment trusts for the time being. The portfolio, at the end of March, has an average yield of 2.92%, a price earnings ratio of
16.1 times 2005 expected earnings and a 2005 expected earnings growth rate of 12.7%. The corresponding figures for the S&P 500 are 1.82%. 15.7 times and 10.8%. We believe this is a sound long-term strategy and will do well over time.

Kinder Morgan, Inc., a current holding, operates over 35,000 miles of natural gas and petroleum pipelines and controls approximately 135 terminals. The company's gas storage business conducts the sale of natural gas to residential, commercial and industrial customers. We believe this is a stable and growing business. Kinder Morgan has a strong financial position, good returns and expects solid earnings growth this year and next. The shares sell at less than a market multiple and yield 3.72%, significantly higher than the S&P 500.

MERIDIAN GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)

Retail......................................................  12.2%  $  200,427,223
Healthcare Services.........................................  10.2%     168,101,522
Tech-Hardware...............................................   8.2%     133,983,701
Industrial Services.........................................   7.7%     126,948,796
Restaurants.................................................   6.1%      99,827,472
Healthcare Products.........................................   5.7%      93,662,660
Consumer Services...........................................   4.7%      77,615,162
Telecommunications Equipment................................   4.5%      74,528,889
Industrial Products.........................................   4.4%      72,119,436
Insurance...................................................   4.4%      71,991,020
Brokerage & Money Management................................   4.2%      69,299,504
Tech-Software...............................................   4.1%      66,875,979
Banking/Finance.............................................   3.7%      60,726,957
Apparel.....................................................   3.0%      48,975,096
Construction................................................   2.3%      37,890,140
Real Estate.................................................   2.3%      37,262,484
Cellular Communications.....................................   2.2%      35,528,447
U.S. Government Obligations.................................   2.1%      34,924,877
Consumer Products...........................................   1.9%      30,348,000
Business Services...........................................   1.5%      25,037,280
Transportation..............................................   1.0%      15,820,622
Consumer Durables...........................................   0.2%       2,679,997
Cash and Other Assets Less Liabilities......................   3.4%      55,687,841
                                                              ----   --------------
Total Net Assets............................................   100%  $1,640,263,105
                                                              ====   ==============

MERIDIAN VALUE FUND
SUMMARY OF PORTFOLIO HOLDINGS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)

Energy......................................................  9.0%  $  207,570,303
Consumer Products...........................................  8.3%     190,730,983
Industrial Products.........................................  8.1%     186,296,992
Retail......................................................  5.9%     135,573,720
Consumer Products/Food & Beverage...........................  5.7%     130,900,448
Technology..................................................  5.4%     123,923,533
Banking/Finance.............................................  5.0%     116,307,530
Real Estate.................................................  4.8%     110,775,586
Industrial Services.........................................  4.1%      95,465,520
Aerospace/Defense...........................................  4.0%      93,359,854
Telecommunications Services.................................  3.6%      83,196,067
Telecommunications Equipment................................  3.5%      81,851,582
Insurance...................................................  3.5%      80,711,578
Media.......................................................  3.5%      80,437,315
Healthcare Products.........................................  2.4%      56,226,998
Transportation..............................................  2.2%      50,122,886
Healthcare Services.........................................  2.2%      49,938,680
Information Technology Services.............................  2.1%      47,451,001
Pharmaceuticals.............................................  2.0%      45,705,584
Consumer Services...........................................  1.9%      43,278,300
U.S. Government Obligations.................................  1.6%      36,898,210
Furniture & Fixtures........................................  1.5%      35,769,866
Paper/Forest Products.......................................  1.4%      31,890,640
Utilities...................................................  1.1%      25,368,672
Tech-Hardware...............................................  1.1%      24,734,430
Leisure & Amusement.........................................  1.0%      23,702,175
Basic Materials.............................................  0.9%      20,005,375
Agriculture.................................................  0.0%         489,100
Business Service............................................  0.0%          12,000
Cash and Other Assets Less Liabilities......................  4.2%      96,272,019
                                                              ---   --------------
Total Net Assets............................................  100%  $2,304,966,947
                                                              ===   ==============

MERIDIAN EQUITY INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)

Chemicals...................................................  9.6%  $  521,970
Banking/Finance.............................................  9.5%     516,827
Consumer Products/Food & Beverage...........................  9.5%     513,283
Diversified Operations......................................  9.5%     517,496
Industrial Products.........................................  6.4%     345,854
Industrial Services.........................................  6.4%     345,615
Paper/Forest Products.......................................  6.4%     345,746
Insurance...................................................  6.3%     344,433
Restaurants.................................................  3.2%     174,270
Brokerage & Money Management................................  3.2%     173,218
Insurance Brokers...........................................  3.2%     173,088
Telecommunications Services.................................  3.2%     172,778
Oil & Gas...................................................  3.2%     172,487
Office Supplies.............................................  3.2%     172,475
Energy......................................................  3.2%     171,460
Basic Materials.............................................  3.1%     171,290
Pharmaceuticals.............................................  3.1%     170,367
Retail......................................................  3.1%     170,119
Cash and Other Assets Less Liabilities......................  4.7%     256,166
                                                              ---   ----------
Total Net Assets............................................  100%  $5,428,942
                                                              ===   ==========

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK - 94.5%
APPAREL - 3.0%
    Fossil, Inc. ...........    974,482   $   25,263,446
    Polo Ralph Lauren
      Corp.*................    611,125       23,711,650
                                          --------------
                                              48,975,096
  BANKING/FINANCE - 3.7%
    Silicon Valley
      Bancshares............    842,800       37,133,768
    UCBH Holdings, Inc.*....    591,308       23,593,189
                                          --------------
                                              60,726,957
  BROKERAGE & MONEY MANAGEMENT - 4.2%
    Affiliated Managers
      Group, Inc. ..........    534,045       33,126,811
    T. Rowe Price Group,
      Inc.*.................    609,173       36,172,693
                                          --------------
                                              69,299,504
  BUSINESS SERVICES - 1.5%
    Fastclick, Inc. ........      1,000           12,000
    Hewitt Associates,
      Inc. .................    940,800       25,025,280
                                          --------------
                                              25,037,280
  CELLULAR COMMUNICATIONS - 2.2%
    American Tower Corp.
      Class A...............  1,948,900       35,528,447
  CONSTRUCTION - 2.3%
    Granite Construction,
      Inc.*.................  1,442,335       37,890,140
  CONSUMER DURABLES - 0.2%
    Matthews International
      Corp.*................     81,807        2,679,997
  CONSUMER PRODUCTS - 1.9%
    Mohawk Industries,
      Inc. .................    360,000       30,348,000
  CONSUMER SERVICES - 4.7%
    Regis Corp.*............    824,800       33,759,064
    Rollins, Inc.*..........  1,069,587       19,894,318
    Weight Watchers
      International,
      Inc. .................    557,510       23,961,780
                                          --------------
                                              77,615,162

                               Shares         Value
                              ---------   --------------
  HEALTHCARE PRODUCTS - 5.7%
    C. R. Bard, Inc.*.......    368,375   $   25,078,970
    DENTSPLY International,
      Inc.*.................    291,050       15,836,030
    Edwards Lifesciences
      Corp. ................    618,985       26,752,532
    STERIS Corp. ...........  1,029,510       25,995,128
                                          --------------
                                              93,662,660
  HEALTHCARE SERVICES - 10.2%
    Apria Healthcare Group,
      Inc. .................  1,296,225       41,608,822
    DaVita, Inc. ...........    970,000       40,594,500
    Laboratory Corporation
      of America Holdings...    846,200       40,786,840
    LifePoint Hospitals,
      Inc. .................  1,029,000       45,111,360
                                          --------------
                                             168,101,522
  INDUSTRIAL PRODUCTS - 4.4%
    Airgas, Inc.*...........    995,475       23,781,898
    Dionex Corp. ...........    576,364       31,411,838
    Tektronix, Inc.*........    690,000       16,925,700
                                          --------------
                                              72,119,436
  INDUSTRIAL SERVICES - 7.7%
    Allied Waste Industries,
      Inc. .................  4,371,525       31,955,848
    EGL, Inc. ..............  1,172,778       26,739,338
    Republic Services,
      Inc.*.................  1,048,300       35,097,084
    United Rentals, Inc. ...  1,640,600       33,156,526
                                          --------------
                                             126,948,796
  INSURANCE - 4.4%
    Mercury General
      Corp.*................    668,900       36,963,414
    Willis Group Holdings
      Limited*..............    950,030       35,027,606
                                          --------------
                                              71,991,020
  REAL ESTATE - 2.3%
    Host Marriott Corp.*....  2,250,150       37,262,484
  RESTAURANTS - 6.1%
    Applebee's
      International,
      Inc.*.................  1,366,460       37,659,638
    CBRL Group, Inc.*.......    870,088       35,934,634
    Ruby Tuesday, Inc.*.....  1,080,000       26,233,200
                                          --------------
                                              99,827,472

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK (continued)
RETAIL - 12.2%
    Bed Bath & Beyond,
      Inc. .................    877,300   $   32,056,542
    Claire's Stores,
      Inc.*.................  1,882,500       43,372,800
    Cost Plus, Inc. ........  1,001,524       26,920,965
    Ethan Allen Interiors,
      Inc.*.................    918,400       29,388,800
    PETsMART, Inc. .........    600,000       17,250,000
    Ross Stores, Inc.*......  1,101,300       32,091,882
    Zale Corp. .............    650,950       19,346,234
                                          --------------
                                             200,427,223
  TECH-HARDWARE - 8.2%
    American Power
      Conversion Corp.*.....  1,581,073       41,281,816
    Molex, Inc. Class A*....  1,170,000       27,612,000
    Symbol Technologies,
      Inc.*.................  2,203,400       31,927,266
    Vishay Intertechnology,
      Inc. .................  2,667,950       33,162,619
                                          --------------
                                             133,983,701
  TECH-SOFTWARE - 4.1%
    Advent Software,
      Inc. .................  1,056,838       19,213,315
    FileNET Corp. ..........    718,800       16,374,264
    Getty Images, Inc. .....    440,000       31,288,400
                                          --------------
                                              66,875,979
  TELECOMMUNICATIONS EQUIPMENT - 4.5%
    Andrew Corp. ...........  2,785,425       32,617,327
    Plantronics, Inc.*......    900,900       34,306,272
    Scientific-Atlanta,
      Inc.*.................    269,500        7,605,290
                                          --------------
                                              74,528,889
  TRANSPORTATION - 1.0%
    JetBlue Airways
      Corp. ................    830,915       15,820,622
  TOTAL COMMON STOCK - 94.5%
    (Identified cost $1,347,678,867)...    1,549,650,387
                                          --------------
                                              Value
                                          --------------
U.S. GOVERNMENT OBLIGATIONS - 2.1%
    U.S. Treasury Bill @ 2.288% due 04/07/05
      (Face Value $15,000,000).........   $   14,994,500
    U.S. Treasury Bill @ 2.616% due 05/05/05
      (Face Value $10,000,000).........        9,975,727
    U.S. Treasury Bill @ 2.724% due 06/02/05
      (Face Value $10,000,000).........        9,954,650
                                          --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $34,924,133)........       34,924,877
                                          --------------
  TOTAL INVESTMENTS - 96.6%
  (Identified cost $1,382,603,000).....    1,584,575,264
CASH AND OTHER ASSETS LESS
  LIABILITIES - 3.4%...................       55,687,841
                                          --------------

NET ASSETS - 100%......................   $1,640,263,105
                                          ==============

* income producing

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------   --------------
COMMON STOCK - 94.2%
AEROSPACE/DEFENSE - 4.0%
    BE Aerospace, Inc. ......  1,121,100   $   13,453,200
    Empresa Brasileira de
      Aeronautica S.A. ADR*..  1,033,900       32,361,070
    Northrop Grumman Corp.*..    880,800       47,545,584
                                           --------------
                                               93,359,854

  AGRICULTURE - 0.0%
    Agrium, Inc.*............     26,800          489,100

  BANKING/FINANCE - 5.0%
    Annaly Mortgage
      Management, Inc.*......  1,321,700       24,795,092
    Greater Bay Bancorp*.....    975,385       23,809,148
    SunTrust Banks, Inc.*....    322,000       23,206,540
    Washington Mutual,
      Inc.*..................  1,126,500       44,496,750
                                           --------------
                                              116,307,530

  BASIC MATERIALS - 0.9%
    Newmont Mining Corp.*....    473,500       20,005,375

  BUSINESS SERVICES - 0.0%
    Fastclick, Inc. .........      1,000           12,000

  CONSUMER PRODUCTS - 8.3%
    Activision, Inc. ........  2,505,414       37,080,127
    Eastman Kodak Co.*.......  1,659,200       54,006,960
    Leggett & Platt, Inc.*...  1,479,700       42,733,736
    Newell Rubbermaid,
      Inc.*..................  2,094,600       45,955,524
    Sensient Technologies
      Corp.*.................    508,100       10,954,636
                                           --------------
                                              190,730,983

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 5.7%
    Chiquita Brands
      International, Inc.*...  1,033,500       27,677,130
    Coca-Cola Enterprises,
      Inc.*..................  1,088,400       22,333,968
    Del Monte Foods Co. .....  3,395,400       36,840,090
    Fomento Economico
      Mexicano, S.A. de C.V.
      ADR*...................    413,700       22,153,635
    Kraft Foods, Inc.*.......    662,500       21,895,625
                                           --------------
                                              130,900,448

                                Shares         Value
                               ---------   --------------

  CONSUMER SERVICES - 1.9%
    ServiceMaster Co.*.......  3,205,800   $   43,278,300

  ENERGY - 9.0%
    Arch Coal, Inc.*.........    850,900       36,597,209
    El Paso Corp.*...........  3,274,300       34,642,094
    GlobalSanteFe Corp.*.....  1,165,000       43,151,600
    Hanover Compressor Co. ..  1,881,400       22,708,498
    National-Oilwell,
      Inc. ..................    797,800       37,257,260
    Tidewater, Inc.*.........    854,700       33,213,642
                                           --------------
                                              207,570,303

  FURNITURE & FIXTURES - 1.5%
    Furniture Brands
      International, Inc.*...  1,298,300       28,315,923
    LA-Z-Boy, Inc. *.........    535,100        7,453,943
                                           --------------
                                               35,769,866

  HEALTHCARE PRODUCTS - 2.4%
    Baxter International,
      Inc.*..................  1,328,700       45,149,226
    Thoratec Corp. ..........    906,528       11,077,772
                                           --------------
                                               56,226,998

  HEALTHCARE SERVICES - 2.2%
    AmerisourceBergen
      Corp.*.................    400,000       22,916,000
    Universal Health
      Services, Inc. Class
      B*.....................    515,700       27,022,680
                                           --------------
                                               49,938,680

  INDUSTRIAL PRODUCTS - 8.1%
    ArvinMeritor, Inc.*......  1,626,500       25,161,955
    Cummins, Inc.*...........    309,200       21,752,220
    General Electric Co.*....    631,400       22,768,284
    Manitowoc Co., Inc.*.....    963,600       38,919,804
    Mettler-Toledo
      International, Inc. ...    463,834       22,032,115
    Packaging Corp. of
      America*...............    894,700       21,732,263
    Smurfit-Stone Container
      Corp. .................  2,193,300       33,930,351
                                           --------------
                                              186,296,992

  INDUSTRIAL SERVICES - 4.1%
    Allied Waste Industries,
      Inc. ..................  4,845,000       35,416,950
    Tetra Tech, Inc. ........  1,439,771       18,169,910
    Waste Management, Inc.*..  1,451,600       41,878,660
                                           --------------
                                               95,465,520

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------   --------------
COMMON STOCK (continued)
INFORMATION TECHNOLOGY SERVICES - 2.1%
    Automatic Data
      Processing, Inc.*......    536,600   $   24,120,170
    BearingPoint, Inc. ......  2,660,300       23,330,831
                                           --------------
                                               47,451,001
  INSURANCE - 3.5%
    Conseco, Inc. ...........  2,656,600       54,247,772
    MGIC Investment Corp.*...    341,800       21,078,806
    Nationwide Financial
      Services, Inc. Class
      A*.....................    150,000        5,385,000
                                           --------------
                                               80,711,578

  LEISURE & AMUSEMENT - 1.0%
    Boyd Gaming Corp.*.......    454,500       23,702,175
  MEDIA - 3.5%
    Lamar Advertising Co.
      Class A................    639,500       25,765,455
    Time Warner, Inc. .......  1,918,000       33,660,900
    Valassis Communications,
      Inc. ..................    601,000       21,010,960
                                           --------------
                                               80,437,315

  PAPER/FOREST PRODUCTS - 1.4%
    Aracruz Celulose S.A.
      ADR*...................    890,800       31,890,640

  PHARMACEUTICALS - 2.0%
    Endo Pharmaceutical
      Holdings, Inc. ........  1,049,055       23,656,190
    Taro Pharmaceutical
      Industries Ltd. .......    698,650       22,049,394
                                           --------------
                                               45,705,584

  REAL ESTATE - 4.8%
    Apartment Investment &
      Management Co. Class
      A*.....................    783,100       29,131,320
    Equity Residential*......    751,400       24,202,594
    Host Marriott Corp.*.....  3,468,700       57,441,672
                                           --------------
                                              110,775,586

                                Shares         Value
                               ---------   --------------

  RETAIL - 5.9%
    BJ's Wholesale Club,
      Inc. ..................    937,700   $   29,124,962
    Christopher & Banks
      Corp.*.................    616,200       10,845,120
    Linens 'n Things,
      Inc. ..................    846,400       21,016,112
    Office Depot, Inc. ......  1,192,700       26,454,086
    Pier 1 Imports, Inc.*....  1,289,800       23,513,054
    Ross Stores, Inc.*.......    844,900       24,620,386
                                           --------------
                                              135,573,720

  TECHNOLOGY - 5.4%
    AVX Corp.*...............    788,800        9,662,800
    Celestica, Inc. .........  1,299,600       17,557,596
    Coherent, Inc. ..........    958,750       32,367,400
    Credence Systems
      Corp. .................  3,128,164       24,743,777
    Foundry Networks,
      Inc. ..................  2,073,900       20,531,610
    Storage Technology
      Corp. .................    225,000        6,930,000
    Western Digital Corp. ...    951,400       12,130,350
                                           --------------
                                              123,923,533

  TECH-HARDWARE - 1.1%
    Symbol Technologies,
      Inc.*..................  1,707,000       24,734,430

  TELECOMMUNICATIONS EQUIPMENT - 3.5%
    Nokia Oyj ADR *..........  1,549,200       23,904,156
    Powerwave Technologies,
      Inc. ..................  3,137,400       24,283,476
    Tellabs, Inc. ...........  4,611,500       33,663,950
                                           --------------
                                               81,851,582

  TELECOMMUNICATIONS SERVICES - 3.6%
    Comcast Corp. Special
      Class A................  1,835,000       61,289,000
    Tele Norte Leste
      Participacoes S.A.
      ADR*...................  1,416,100       21,907,067
                                           --------------
                                               83,196,067

  TRANSPORTATION - 2.2%
    Burlington Northern Santa
      Fe Corp.*..............    429,900       23,184,507
    SkyWest, Inc.*...........  1,449,079       26,938,379
                                           --------------
                                               50,122,886

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares         Value
                               ---------   --------------
COMMON STOCK (continued)
UTILITIES - 1.1%
    TECO Energy, Inc.*.......  1,617,900   $   25,368,672

  TOTAL COMMON STOCK - 94.2%
    (Identified cost $1,962,215,831)....    2,171,796,718
                                           --------------

U.S. GOVERNMENT OBLIGATIONS - 1.6%
    U.S. Treasury Bill @ 2.458% due 04/28/05
    (Face Value $20,000,000)............       19,963,298
    U.S. Treasury Bill @ 2.719% due 05/26/05
    (Face Value $17,000,000)............       16,934,912
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $36,894,635).........       36,898,210
                                           --------------

  TOTAL INVESTMENTS - 95.8%
  (Identified cost $1,999,110,466)......    2,208,694,928

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.2%....................       96,272,019
                                           --------------

NET ASSETS - 100%.......................   $2,304,966,947
                                           ==============

* income producing

ADR - American Depository Receipt

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     Shares     Value
                                     ------   ----------
COMMON STOCK - 95.3%
BANKING/FINANCE - 9.5%
    BancorpSouth, Inc.*............  8,355    $  172,447
    Comerica, Inc.*................  3,120       171,850
    Regions Financial Corp.*.......  5,325       172,530
                                              ----------
                                                 516,827

  BASIC MATERIALS - 3.1%
    PPG Industries, Inc.*..........  2,395       171,290

  BROKERAGE & MONEY MANAGEMENT - 3.2%
    Waddell & Reed Financial,
      Inc.*........................  8,775       173,218

  CHEMICALS - 9.6%
    The Dow Chemical Corp.*........  3,480       173,478
    The Lubrizol Corp.*............  4,310       175,158
    WD-40 Co.*.....................  5,335       173,334
                                              ----------
                                                 521,970

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 9.5%
    The Coca-Cola Co.*.............  4,095       170,639
    General Mills, Inc.*...........  3,505       172,271
    Kraft Foods, Inc.*.............  5,155       170,373
                                              ----------
                                                 513,283

  DIVERSIFIED OPERATIONS - 9.5%
    E.I. du Pont de Nemours &
      Co.*.........................  3,315       169,861
    Emerson Electric Co.*..........  2,690       174,662
    Hubbell, Inc. - Class B*.......  3,385       172,973
                                              ----------
                                                 517,496

  ENERGY - 3.2%
    Kinder Morgan, Inc.*...........  2,265       171,460

  INDUSTRIAL PRODUCTS - 6.4%
    Barnes Group, Inc.*............  6,415       174,296
    RPM International, Inc.*.......  9,385       171,558
                                              ----------
                                                 345,854
  INDUSTRIAL SERVICES - 6.4%
    Genuine Parts Co.*.............  3,990       173,525
    Waste Management, Inc.*........  5,965       172,090
                                              ----------
                                                 345,615

  INSURANCE - 6.3%
    Jefferson-Pilot Corp.*.........  3,525       172,901
    Lincoln National Corp.*........  3,800       171,532
                                              ----------
                                                 344,433

                                     Shares     Value
                                     ------   ----------

  INSURANCE BROKERS - 3.2%
    Arthur J. Gallagher & Co.*.....  6,010    $  173,088

  OFFICE SUPPLIES - 3.2%
    Avery Dennison Corp.*..........  2,785       172,475

  OIL & GAS - 3.2%
    MDU Resources Group, Inc.*.....  6,245       172,487

  PAPER/FOREST PRODUCTS - 6.4%
    Kimberly-Clark Corp.*..........  2,620       172,213
    Sonoco Products Co.*...........  6,015       173,533
                                              ----------
                                                 345,746

  PHARMACEUTICALS - 3.1%
    Eli Lilly & Co.*...............  3,270       170,367

  RESTAURANTS - 3.2%
    IHOP Corp.*....................  3,655       174,270

  RETAIL - 3.1%
    The Cato Corp.*................  5,275       170,119

  TELECOMMUNICATIONS SERVICES - 3.2%
    Alltel Corp.*..................  3,150       172,778

  TOTAL COMMON STOCK - 95.3%
    (Identified cost $5,211,782)...........    5,172,776
                                              ----------

  TOTAL INVESTMENTS - 95.3%
  (Identified cost $5,211,782).............    5,172,776

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.7%.......................      256,166
                                              ----------

NET ASSETS - 100%..........................   $5,428,942
                                              ==========

* income producing

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  MERIDIAN FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

          ------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Chief Financial Officer,
                            Treasurer and Secretary

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                           San Francisco, California

                        MERIDIAN EQUITY INCOME FUND(SM)

                            MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                              THIRD QUARTER REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                                 MARCH 31, 2005